Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019
Allowances	$ 138	$ 288	$ 412
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in share)	20,000,000	20,000,000
Preferred stock, shares issued (in share)	0	0
Preferred stock, shares outstanding (in share)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in share)	1,000,000,000	1,000,000,000
Common stock, shares issued (in share)	189,431,726	0
Common stock, shares outstanding (in share)	189,431,726	0
Common Class A
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in share)	0	12,500,000	12,500,000
Common stock, shares issued (in share)	0	10,000,000	10,000,000
Common stock, shares outstanding (in share)	0	10,000,000	10,000,000
Common Class L
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in share)	0	1,000,000	1,000,000
Common stock, shares issued (in share)	0	622,470	607,620
Common stock, shares outstanding (in share)	0	622,470	607,620